Schedule of Investments (unaudited) March 31, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.2%
Ampol Ltd.	136,055	$2,773,880
ANZ Group Holdings Ltd.	1,707,793	26,317,285
APA Group	673,641	4,576,188
Aristocrat Leisure Ltd.	339,028	8,476,551
ASX Ltd.	110,530	4,826,920
Aurizon Holdings Ltd.	1,051,302	2,367,912
BHP Group Ltd., Class DI	2,892,245	91,435,227
BlueScope Steel Ltd.	264,908	3,585,626
Brambles Ltd.	792,825	7,148,305
Cochlear Ltd.	37,557	5,979,087
Coles Group Ltd.	764,132	9,232,752
Commonwealth Bank of Australia	967,460	63,877,046
Computershare Ltd.	310,220	4,506,006
CSL Ltd.	275,313	53,319,981
Dexus	614,076	3,104,662
EBOS Group Ltd.	92,517	2,695,947
Endeavour Group Ltd.	818,024	3,716,525
Fortescue Metals Group Ltd.	966,836	14,533,056
Glencore PLC	5,880,687	33,838,739
Goodman Group	966,260	12,261,681
GPT Group	1,093,667	3,125,433
IDP Education Ltd.	121,043	2,230,637
IGO Ltd.	389,114	3,336,705
Insurance Australia Group Ltd.	1,407,408	4,430,088
Lendlease Corp. Ltd.	397,503	1,934,493
Lottery Corp. Ltd.	1,270,767	4,370,622
Macquarie Group Ltd.	209,620	24,818,944
Medibank Pvt Ltd.	1,572,352	3,548,279
Mineral Resources Ltd.	97,517	5,271,466
Mirvac Group	2,252,823	3,155,346
National Australia Bank Ltd.	1,799,945	33,539,004
Newcrest Mining Ltd.	510,248	9,108,127
Northern Star Resources Ltd.	661,881	5,427,528
Orica Ltd.	258,523	2,670,651
Origin Energy Ltd.	983,574	5,477,609
Pilbara Minerals Ltd.	1,454,894	3,870,602
Qantas Airways Ltd.(a)	528,591	2,359,340
QBE Insurance Group Ltd.	847,669	8,299,118
Ramsay Health Care Ltd.	104,541	4,671,220
REA Group Ltd.	30,172	2,813,339
Reece Ltd.	132,601	1,554,060
Rio Tinto Ltd.	211,940	17,029,327
Rio Tinto PLC	642,056	43,581,409
Santos Ltd.	1,801,750	8,292,370
Scentre Group	2,963,359	5,485,425
SEEK Ltd.	192,395	3,110,084
Sonic Healthcare Ltd.	260,738	6,112,468
South32 Ltd.	2,618,911	7,675,317
Stockland	1,362,916	3,649,607
Suncorp Group Ltd.	721,703	5,863,927
Telstra Group Ltd.	2,308,882	6,537,370
Transurban Group	1,755,587	16,763,015
Treasury Wine Estates Ltd.	412,127	3,617,979
Vicinity Ltd.	2,209,188	2,889,278
Washington H Soul Pattinson & Co. Ltd.	124,546	2,524,145
Wesfarmers Ltd.	647,732	21,892,377
Westpac Banking Corp.	1,998,910	29,103,345
WiseTech Global Ltd.	84,022	3,701,475

Security	Shares	Value

Australia (continued)
Woodside Energy Group Ltd.	1,084,059	$24,218,038
Woolworths Group Ltd.	694,527	17,656,751

		724,289,694

Austria — 0.2%
Erste Group Bank AG	196,310	6,503,621
OMV AG	84,083	3,861,354
Verbund AG	38,877	3,381,627
Voestalpine AG	66,482	2,260,568

		16,007,170

Belgium — 0.9%
Ageas SA/NV	92,075	3,983,008
Anheuser-Busch InBev SA	495,910	33,057,279
D’ieteren Group	14,208	2,764,621
Elia Group SA	19,271	2,544,856
Groupe Bruxelles Lambert NV	56,779	4,845,522
KBC Group NV	142,808	9,812,447
Sofina SA	8,697	1,953,319
Solvay SA	42,314	4,839,291
UCB SA	72,182	6,451,348
Umicore SA	119,576	4,056,165
Warehouses De Pauw CVA	93,167	2,770,425

		77,078,281

Chile — 0.0%
Antofagasta PLC	225,143	4,409,979

China — 0.2%
BOC Hong Kong Holdings Ltd.	2,112,534	6,576,854
Budweiser Brewing Co. APAC Ltd.(b)(c)	982,900	2,991,286
Futu Holdings Ltd., ADR(a)	34,717	1,800,077
Wilmar International Ltd.	1,096,783	3,474,729

		14,842,946

Denmark — 3.0%
AP Moller - Maersk A/S, Class A	1,770	3,140,059
AP Moller - Maersk A/S, Class B	2,868	5,213,189
Carlsberg A/S, Class B	55,576	8,623,554
Chr Hansen Holding A/S	60,223	4,581,187
Coloplast A/S, Class B	67,827	8,930,595
Danske Bank A/S(a)	393,800	7,922,779
Demant A/S(a)	53,275	1,870,295
DSV A/S	106,879	20,723,563
Genmab A/S(a)	37,617	14,219,424
Novo Nordisk A/S, Class B	945,143	150,108,800
Novozymes A/S, B Shares	116,773	5,979,145
Orsted A/S(c)	108,004	9,209,279
Pandora A/S	51,798	4,971,995
ROCKWOOL A/S, B Shares	5,535	1,357,279
Tryg A/S	205,570	4,494,904
Vestas Wind Systems A/S	576,567	16,803,705

		268,149,752

Finland — 1.2%
Elisa OYJ	81,207	4,897,707
Fortum OYJ	256,139	3,923,671
Kesko OYJ, B Shares	155,940	3,351,353
Kone OYJ, Class B	194,055	10,120,748
Metso Outotec OYJ	378,630	4,134,404
Neste OYJ	241,542	11,933,111
Nokia OYJ	3,089,575	15,166,367
Nordea Bank Abp	1,888,826	20,169,431
Orion OYJ, Class B	61,037	2,728,228
Sampo OYJ, A Shares	273,908	12,924,384

1

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, R Shares	314,666	$4,093,765
UPM-Kymmene OYJ	304,727	10,235,159
Wartsila OYJ Abp	270,268	2,550,591

		106,228,919

France — 11.9%
Accor SA(a)	97,613	3,173,504
Aeroports de Paris(a)(b)	16,962	2,421,524
Air Liquide SA	298,826	50,020,061
Airbus SE	337,509	45,080,220
Alstom SA	182,575	4,970,840
Amundi SA(c)	35,222	2,219,305
Arkema SA	34,276	3,384,302
AXA SA	1,073,918	32,773,369
BioMerieux	23,909	2,520,394
BNP Paribas SA	634,249	37,875,782
Bollore SE	505,343	3,123,848
Bouygues SA	128,284	4,326,515
Bureau Veritas SA	167,862	4,823,088
Capgemini SE	93,503	17,376,165
Carrefour SA	338,978	6,853,317
Cie de Saint-Gobain	279,739	15,901,362
Cie Generale des Etablissements Michelin SCA	387,328	11,839,947
Covivio SA	27,223	1,583,567
Credit Agricole SA	694,840	7,838,627
Danone SA	366,565	22,808,996
Dassault Aviation SA	14,300	2,828,970
Dassault Systemes SE	380,545	15,697,873
Edenred	142,498	8,433,702
Eiffage SA	47,559	5,146,642
Engie SA	1,042,789	16,501,811
EssilorLuxottica SA	166,038	29,940,431
Eurazeo SE	25,464	1,812,537
Gecina SA	26,302	2,730,159
Getlink SE	251,211	4,137,349
Hermes International	18,082	36,620,673
Ipsen SA	21,598	2,378,198
Kering SA	42,750	27,891,277
Klepierre SA	122,834	2,784,914
La Francaise des Jeux SAEM(c)	59,977	2,499,699
Legrand SA	152,335	13,919,202
L’Oreal SA	137,896	61,617,811
LVMH Moet Hennessy Louis Vuitton SE	158,029	145,056,132
Orange SA	1,139,036	13,531,945
Pernod Ricard SA	117,817	26,677,405
Publicis Groupe SA	130,439	10,182,041
Remy Cointreau SA	13,305	2,422,617
Renault SA(a)	109,744	4,472,743
Safran SA	195,142	28,888,158
Sanofi	651,286	70,650,669
Sartorius Stedim Biotech	15,789	4,843,988
Schneider Electric SE	309,753	51,767,090
SEB SA	14,610	1,662,386
Societe Generale SA	460,966	10,386,184
Sodexo SA	50,512	4,933,535
Teleperformance	33,754	8,156,118
Thales SA	60,922	9,007,118
TotalEnergies SE	1,420,582	83,762,730
Unibail-Rodamco-Westfield(a)	67,339	3,623,242
Valeo	118,231	2,426,072
Veolia Environnement SA	379,981	11,725,141
Vinci SA	307,270	35,226,146

Security	Shares	Value

France (continued)
Vivendi SE	411,394	$4,159,830
Wendel SE	15,530	1,642,136
Worldline SA(a)(c)	136,572	5,804,108

		1,056,863,515

Germany — 7.9%
Adidas AG	92,491	16,396,107
Allianz SE, Registered Shares	230,265	53,153,461
BASF SE	524,390	27,529,768
Bayer AG, Registered Shares	560,899	35,831,127
Bayerische Motoren Werke AG	189,034	20,717,860
Bechtle AG	47,395	2,269,627
Beiersdorf AG	57,550	7,486,525
Brenntag SE	88,209	6,638,272
Carl Zeiss Meditec AG	22,979	3,200,781
Commerzbank AG(a)	607,761	6,398,651
Continental AG, Class A	62,805	4,705,941
Covestro AG(c)	110,304	4,568,053
Daimler Truck Holding AG(a)	258,418	8,721,353
Delivery Hero SE(a)(c)	98,107	3,346,910
Deutsche Bank AG, Registered Shares	1,179,989	11,999,541
Deutsche Boerse AG	108,477	21,121,560
Deutsche Lufthansa AG, Registered Shares(a)	341,271	3,795,785
Deutsche Post AG, Registered Shares	565,936	26,505,973
Deutsche Telekom AG, Registered Shares	1,850,508	44,842,055
E.ON SE	1,281,814	15,990,267
Evonik Industries AG	120,002	2,524,737
Fresenius Medical Care AG & Co. KGaA	117,264	4,977,180
Fresenius SE & Co. KGaA	241,178	6,512,586
GEA Group AG	86,478	3,944,915
Hannover Rueck SE	34,426	6,733,050
HeidelbergCement AG	82,682	6,037,203
HelloFresh SE(a)	93,252	2,223,810
Henkel AG & Co. KGaA	59,330	4,316,063
Infineon Technologies AG	745,594	30,617,944
Knorr-Bremse AG	41,447	2,760,824
LEG Immobilien SE	42,448	2,332,772
Mercedes-Benz Group AG, Registered Shares	458,104	35,229,460
Merck KGaA	73,789	13,756,837
MTU Aero Engines AG	30,508	7,634,314
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	79,987	27,966,291
Nemetschek SE	33,179	2,290,371
Puma SE	60,278	3,736,779
Rational AG	2,957	1,987,649
Rheinmetall AG	24,869	7,367,443
RWE AG	366,773	15,781,638
SAP SE	596,185	75,280,555
Scout24 SE(c)	45,789	2,723,484
Siemens AG, Registered Shares	436,764	70,757,469
Siemens Energy AG(a)	296,629	6,541,105
Siemens Healthineers AG(c)	161,003	9,282,142
Symrise AG	75,810	8,249,941
Telefonica Deutschland Holding AG	602,010	1,853,137
United Internet AG, Registered Shares	50,753	874,883
Volkswagen AG	16,805	2,882,479
Vonovia SE	408,939	7,702,287
Zalando SE(a)(c)	127,869	5,359,056

		705,458,021

Hong Kong — 2.5%
AIA Group Ltd.	6,750,683	70,796,810
CK Asset Holdings Ltd.	1,132,089	6,863,480

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
CK Hutchison Holdings Ltd.	1,532,617	$9,481,761
CK Infrastructure Holdings Ltd.	376,844	2,050,362
CLP Holdings Ltd.	937,761	6,776,381
ESR Group Ltd.(c)	1,149,200	2,060,842
Galaxy Entertainment Group Ltd.(a)	1,246,058	8,335,086
Hang Lung Properties Ltd.	1,176,565	2,201,602
Hang Seng Bank Ltd.	436,548	6,205,671
Henderson Land Development Co. Ltd.	828,774	2,867,388
HKT Trust & HKT Ltd., Class SS	2,163,417	2,871,889
Hong Kong & China Gas Co. Ltd.	6,392,383	5,627,931
Hong Kong Exchanges & Clearing Ltd.	648,243	28,733,173
Hongkong Land Holdings Ltd.	635,693	2,796,708
Jardine Matheson Holdings Ltd.	90,986	4,425,761
Link REIT	1,443,891	9,284,552
MTR Corp. Ltd.	885,033	4,271,425
New World Development Co. Ltd.	877,824	2,353,095
Power Assets Holdings Ltd.	790,618	4,241,524
Sino Land Co. Ltd.	1,981,975	2,680,266
SITC International Holdings Co. Ltd.	782,000	1,680,643
Sun Hung Kai Properties Ltd.	827,088	11,587,169
Swire Pacific Ltd., Class A	279,200	2,145,647
Swire Properties Ltd.	690,136	1,776,205
Techtronic Industries Co., Ltd.	785,131	8,506,977
WH Group Ltd.(c)	4,771,607	2,844,577
Wharf Real Estate Investment Co. Ltd.	953,245	5,488,181
Xinyi Glass Holdings Ltd.(b)	1,069,000	1,912,331

		220,867,437

Ireland — 1.1%
AerCap Holdings NV(a)	94,754	5,328,017
AIB Group PLC	610,540	2,471,186
Bank of Ireland Group PLC	611,085	6,183,140
CRH PLC	426,515	21,547,655
Experian PLC	525,954	17,318,457
Flutter Entertainment PLC, Class DI(a)	95,416	17,362,975
James Hardie Industries PLC	254,439	5,476,480
Kerry Group PLC, Class A	90,936	9,068,617
Kingspan Group PLC	88,180	6,042,559
Smurfit Kappa Group PLC	141,134	5,118,941

		95,918,027

Isle of Man — 0.1%
Entain PLC	336,194	5,221,128

Israel — 0.6%
Azrieli Group Ltd.	22,913	1,316,545
Bank Hapoalim BM	694,713	5,781,752
Bank Leumi Le-Israel BM	844,493	6,388,406
Bezeq The Israeli Telecommunication Corp. Ltd.	1,147,405	1,562,123
Check Point Software Technologies Ltd.(a)	57,281	7,446,530
CyberArk Software Ltd.(a)	23,246	3,439,943
Elbit Systems Ltd.	14,554	2,478,699
First International Bank Of Israel Ltd.	32,239	1,141,185
ICL Group Ltd.	387,839	2,627,831
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	676,671	3,323,962
Mizrahi Tefahot Bank Ltd.	84,399	2,645,810
Nice Ltd.(a)	34,753	7,916,675
Teva Pharmaceutical Industries Ltd., ADR(a)	634,104	5,611,820
Tower Semiconductor Ltd.(a)	59,805	2,549,365
Wix.com Ltd.(a)(b)	32,688	3,262,262

		57,492,911

Security	Shares	Value

Italy — 2.0%
Amplifon SpA	71,089	$2,463,981
Assicurazioni Generali SpA	634,183	12,635,840
Davide Campari-Milano NV	298,438	3,641,490
DiaSorin SpA	14,714	1,550,590
Enel SpA	4,643,596	28,321,044
Eni SpA	1,427,357	19,906,440
Ferrari NV	71,966	19,501,606
FinecoBank Banca Fineco SpA	348,338	5,336,922
Infrastrutture Wireless Italiane SpA(c)	191,874	2,520,901
Intesa Sanpaolo SpA	9,215,138	23,650,106
Mediobanca Banca di Credito Finanziario SpA	338,985	3,406,434
Moncler SpA	117,191	8,094,555
Nexi SpA(a)(c)	336,986	2,738,732
Poste Italiane SpA(c)	298,281	3,041,743
Prysmian SpA	145,438	6,107,045
Recordati Industria Chimica e Farmaceutica SpA	59,698	2,525,187
Snam SpA	1,151,295	6,104,206
Telecom Italia SpA(a)	5,688,866	1,876,094
Terna - Rete Elettrica Nazionale	803,300	6,592,993
UniCredit SpA	1,096,824	20,672,780

		180,688,689

Japan — 21.4%
Advantest Corp.	103,900	9,632,187
Aeon Co. Ltd.	373,346	7,243,210
AGC, Inc.	110,348	4,113,875
Aisin Corp.	84,646	2,333,057
Ajinomoto Co., Inc.	260,554	9,064,113
ANA Holdings, Inc.(a)	92,111	2,002,025
Asahi Group Holdings Ltd.	260,502	9,695,369
Asahi Intecc Co. Ltd.	124,700	2,203,230
Asahi Kasei Corp.	716,268	5,016,821
Astellas Pharma, Inc.	1,048,143	14,891,298
Azbil Corp.	65,600	1,796,750
Bandai Namco Holdings, Inc.	342,212	7,377,796
BayCurrent Consulting, Inc.	75,400	3,130,465
Bridgestone Corp.	325,941	13,240,604
Brother Industries Ltd.	134,463	2,025,808
Canon, Inc.	571,148	12,719,384
Capcom Co. Ltd.	98,900	3,539,688
Central Japan Railway Co.	82,340	9,824,778
Chiba Bank Ltd.	295,270	1,905,750
Chubu Electric Power Co., Inc.	367,811	3,880,190
Chugai Pharmaceutical Co. Ltd.	383,430	9,467,886
Concordia Financial Group Ltd.	625,670	2,306,186
CyberAgent, Inc.	247,016	2,092,923
Dai Nippon Printing Co. Ltd.	126,768	3,549,310
Daifuku Co. Ltd.	173,528	3,221,924
Dai-ichi Life Holdings, Inc.	559,400	10,283,716
Daiichi Sankyo Co. Ltd.	1,000,462	36,494,488
Daikin Industries Ltd.	142,268	25,523,810
Daito Trust Construction Co. Ltd.	35,370	3,523,905
Daiwa House Industry Co. Ltd.	342,376	8,066,810
Daiwa House REIT Investment Corp.	1,262	2,585,846
Daiwa Securities Group, Inc.	761,652	3,575,663
Denso Corp.	247,390	13,964,522
Dentsu Group, Inc.	115,682	4,077,591
Disco Corp.	49,477	5,755,740
East Japan Railway Co.	172,644	9,554,388
Eisai Co. Ltd.	143,915	8,174,312
ENEOS Holdings, Inc.	1,752,063	6,147,131
FANUC Corp.	547,555	19,773,408
Fast Retailing Co. Ltd.	99,923	21,874,390

3

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fuji Electric Co. Ltd.	72,494	$2,862,811
FUJIFILM Holdings Corp.	205,708	10,442,344
Fujitsu Ltd.	112,304	15,175,669
GLP J-REIT	2,556	2,762,851
GMO Payment Gateway, Inc.	24,500	2,121,146
Hakuhodo DY Holdings, Inc.	129,992	1,473,775
Hamamatsu Photonics KK	80,087	4,320,033
Hankyu Hanshin Holdings, Inc.	130,663	3,874,421
Hikari Tsushin, Inc.	11,306	1,588,793
Hirose Electric Co. Ltd.	17,092	2,236,087
Hitachi Construction Machinery Co. Ltd.	61,905	1,442,836
Hitachi Ltd.	553,013	30,393,973
Honda Motor Co. Ltd.	930,735	24,619,025
Hoshizaki Corp.	62,630	2,313,823
Hoya Corp.	203,778	22,519,963
Hulic Co. Ltd.	222,467	1,829,847
Ibiden Co. Ltd.	64,400	2,582,654
Idemitsu Kosan Co. Ltd.	119,000	2,605,239
Iida Group Holdings Co. Ltd.	83,422	1,362,002
Inpex Corp.	593,800	6,283,901
Isuzu Motors Ltd.	332,882	3,978,269
ITOCHU Corp.	678,673	22,101,970
Itochu Techno-Solutions Corp.	56,600	1,394,622
Japan Airlines Co. Ltd.	80,462	1,568,856
Japan Exchange Group, Inc.	286,736	4,385,302
Japan Metropolitan Fund Invest	3,990	2,913,707
Japan Post Bank Co. Ltd.	842,700	6,882,715
Japan Post Holdings Co. Ltd.	1,357,429	11,016,854
Japan Post Insurance Co. Ltd.	115,800	1,804,840
Japan Real Estate Investment Corp.	712	2,837,492
Japan Tobacco, Inc.	685,141	14,472,607
JFE Holdings, Inc.	280,612	3,561,648
JSR Corp.	102,728	2,430,161
Kajima Corp.	241,477	2,914,008
Kansai Electric Power Co., Inc.	401,951	3,914,568
Kao Corp.	266,007	10,354,393
KDDI Corp.	920,275	28,379,206
Keio Corp.	57,329	2,013,092
Keisei Electric Railway Co. Ltd.	74,287	2,288,213
Keyence Corp.	111,080	54,441,234
Kikkoman Corp.	83,064	4,240,707
Kintetsu Group Holdings Co. Ltd.	97,998	3,156,899
Kirin Holdings Co. Ltd.	469,655	7,430,304
Kobayashi Pharmaceutical Co. Ltd.	28,365	1,734,784
Kobe Bussan Co. Ltd.	85,900	2,398,513
Koei Tecmo Holdings Co. Ltd.	67,900	1,227,185
Koito Manufacturing Co. Ltd.	119,894	2,272,740
Komatsu Ltd.	527,954	13,106,530
Konami Group Corp.	53,299	2,446,297
Kose Corp.	19,159	2,277,205
Kubota Corp.	577,989	8,763,079
Kurita Water Industries Ltd.	59,729	2,736,007
Kyocera Corp.	183,300	9,562,015
Kyowa Kirin Co. Ltd.	154,197	3,366,356
Lasertec Corp.	43,100	7,657,978
Lixil Corp.	163,927	2,705,754
M3, Inc.	251,913	6,340,410
Makita Corp.	127,939	3,186,302
Marubeni Corp.	882,864	12,006,698
MatsukiyoCocokara and Co.	65,300	3,459,047
Mazda Motor Corp.	324,598	2,994,090
McDonald’s Holdings Co. Japan Ltd.	50,294	2,090,927
MEIJI Holdings Co. Ltd.	127,068	3,022,090

Security	Shares	Value

Japan (continued)
MINEBEA MITSUMI, Inc.	207,308	$3,958,857
MISUMI Group, Inc.	162,456	4,082,242
Mitsubishi Chemical Group Corp.	731,009	4,347,656
Mitsubishi Corp.	715,397	25,708,831
Mitsubishi Electric Corp.	1,103,321	13,184,827
Mitsubishi Estate Co. Ltd.	642,682	7,644,487
Mitsubishi HC Capital, Inc.	376,873	1,946,076
Mitsubishi Heavy Industries Ltd.	183,005	6,742,088
Mitsubishi UFJ Financial Group, Inc.	6,824,770	43,737,685
Mitsui & Co. Ltd.	818,300	25,506,285
Mitsui Chemicals, Inc.	105,251	2,717,640
Mitsui Fudosan Co. Ltd.	517,320	9,717,560
Mitsui OSK Lines Ltd.	196,300	4,922,742
Mizuho Financial Group, Inc.	1,377,251	19,512,296
MonotaRO Co. Ltd.	143,100	1,802,433
MS&AD Insurance Group Holdings, Inc.	244,824	7,587,306
Murata Manufacturing Co. Ltd.	327,925	19,985,464
NEC Corp.	140,174	5,411,441
Nexon Co. Ltd.	271,948	6,493,784
NGK Insulators Ltd.	133,668	1,772,504
Nidec Corp.	255,320	13,287,101
Nihon M&A Center Holdings, Inc.	166,900	1,250,976
Nintendo Co. Ltd.	630,220	24,478,730
Nippon Building Fund, Inc.	874	3,638,059
Nippon Express Holdings, Inc.	43,970	2,653,166
Nippon Paint Holdings Co. Ltd.	473,680	4,454,057
Nippon Prologis REIT, Inc.	1,220	2,582,796
Nippon Sanso Holdings Corp.	100,493	1,815,565
Nippon Shinyaku Co. Ltd.	28,500	1,257,567
Nippon Steel Corp.	461,156	10,874,746
Nippon Telegraph & Telephone Corp.	682,432	20,392,921
Nippon Yusen KK	276,666	6,462,456
Nissan Chemical Corp.	72,611	3,297,773
Nissan Motor Co. Ltd.	1,325,315	5,015,770
Nisshin Seifun Group, Inc.	108,173	1,265,936
Nissin Foods Holdings Co. Ltd.	35,241	3,222,429
Nitori Holdings Co. Ltd.	45,723	5,521,593
Nitto Denko Corp.	81,226	5,257,049
Nomura Holdings, Inc.	1,661,518	6,405,678
Nomura Real Estate Holdings, Inc.	68,758	1,522,550
Nomura Real Estate Master Fund, Inc.	2,423	2,715,181
Nomura Research Institute Ltd.	226,863	5,305,803
NTT Data Corp.	360,317	4,736,923
Obayashi Corp.	370,734	2,837,021
Obic Co. Ltd.	39,794	6,303,108
Odakyu Electric Railway Co. Ltd.	168,985	2,198,548
Oji Holdings Corp.	473,826	1,876,046
Olympus Corp.	697,412	12,248,472
Omron Corp.	105,928	6,199,635
Ono Pharmaceutical Co. Ltd.	206,831	4,309,981
Open House Group Co. Ltd.	44,700	1,676,255
Oracle Corp. Japan	21,735	1,569,720
Oriental Land Co. Ltd.	571,020	19,551,278
ORIX Corp.	682,500	11,253,067
Osaka Gas Co. Ltd.	214,108	3,517,323
Otsuka Corp.	65,282	2,318,476
Otsuka Holdings Co. Ltd.	222,955	7,078,734
Pan Pacific International Holdings Corp.	217,336	4,204,633
Panasonic Holdings Corp.	1,260,957	11,281,921
Persol Holdings Co. Ltd.	99,275	1,998,894
Rakuten Group, Inc.	499,800	2,330,963
Recruit Holdings Co. Ltd.	822,994	22,639,765
Renesas Electronics Corp.(a)	670,908	9,715,287

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Resona Holdings, Inc.	1,233,699	$5,951,536
Ricoh Co. Ltd.	315,081	2,363,464
Rohm Co. Ltd.	50,000	4,167,324
SBI Holdings, Inc.	139,897	2,778,331
SCSK Corp.	87,400	1,279,703
Secom Co. Ltd.	119,857	7,386,508
Seiko Epson Corp.	161,403	2,306,134
Sekisui Chemical Co. Ltd.	208,478	2,960,899
Sekisui House Ltd.	351,799	7,170,098
Seven & i Holdings Co. Ltd.	430,159	19,432,048
SG Holdings Co. Ltd.	164,704	2,442,256
Sharp Corp.(a)(b)	130,969	926,013
Shimadzu Corp.	135,263	4,246,253
Shimano, Inc.	41,670	7,224,981
Shimizu Corp.	306,206	1,735,339
Shin-Etsu Chemical Co. Ltd.	1,055,830	34,273,321
Shionogi & Co. Ltd.	151,221	6,820,898
Shiseido Co. Ltd.	228,378	10,707,101
Shizuoka Financial Group, Inc.	259,901	1,866,327
SMC Corp.	32,741	17,356,539
SoftBank Corp.	1,639,900	18,930,673
SoftBank Group Corp.	688,600	27,071,273
Sompo Holdings, Inc.	178,642	7,078,707
Sony Group Corp.	719,968	65,577,121
Square Enix Holdings Co. Ltd.	49,000	2,354,729
Subaru Corp.	351,346	5,608,751
SUMCO Corp.	199,915	3,007,508
Sumitomo Chemical Co. Ltd.	850,860	2,864,827
Sumitomo Corp.	643,140	11,393,447
Sumitomo Electric Industries Ltd.	407,980	5,241,286
Sumitomo Metal Mining Co. Ltd.	141,115	5,399,612
Sumitomo Mitsui Financial Group, Inc.	745,627	29,838,178
Sumitomo Mitsui Trust Holdings, Inc.	189,226	6,501,039
Sumitomo Realty & Development Co. Ltd.	176,649	3,988,990
Suntory Beverage & Food Ltd.	79,340	2,955,290
Suzuki Motor Corp.	210,319	7,659,274
Sysmex Corp.	95,722	6,282,382
T&D Holdings, Inc.	302,606	3,750,460
Taisei Corp.	103,210	3,193,200
Takeda Pharmaceutical Co. Ltd.	858,208	28,186,589
TDK Corp.	221,974	7,968,006
Terumo Corp.	368,606	9,969,063
TIS, Inc.	129,100	3,414,129
Tobu Railway Co. Ltd.	107,798	2,580,765
Toho Co. Ltd.	64,482	2,472,174
Tokio Marine Holdings, Inc.	1,048,261	20,173,722
Tokyo Electric Power Co. Holdings, Inc.(a)	871,612	3,113,585
Tokyo Electron Ltd.	255,779	31,247,504
Tokyo Gas Co. Ltd.	223,455	4,199,437
Tokyu Corp.	303,265	4,037,104
Toppan, Inc.	149,700	3,016,805
Toray Industries, Inc.	791,714	4,529,178
Toshiba Corp.	222,570	7,473,803
Tosoh Corp.	150,674	2,047,583
TOTO Ltd.	80,787	2,706,665
Toyota Industries Corp.	83,700	4,663,014
Toyota Motor Corp.	6,054,645	86,190,283
Toyota Tsusho Corp.	121,281	5,171,088
Trend Micro, Inc.	76,334	3,744,981
Unicharm Corp.	230,402	9,470,841
USS Co. Ltd.	117,363	2,036,199
Welcia Holdings Co. Ltd.	52,100	1,115,387

Security	Shares	Value

Japan (continued)
West Japan Railway Co.	125,340	$5,162,953
Yakult Honsha Co. Ltd.	73,282	5,324,696
Yamaha Corp.	80,164	3,096,249
Yamaha Motor Co. Ltd.	169,927	4,447,123
Yamato Holdings Co. Ltd.	162,662	2,792,138
Yaskawa Electric Corp.	137,045	6,010,781
Yokogawa Electric Corp.	131,163	2,135,795
Z Holdings Corp.	1,525,727	4,326,123
ZOZO, Inc.	71,151	1,627,360

		1,896,146,313

Jordan — 0.0%
Hikma Pharmaceuticals PLC	95,291	1,975,127

Luxembourg — 0.2%
ArcelorMittal SA	300,702	9,110,153
Aroundtown SA(b)	585,383	836,831
Eurofins Scientific SE	76,955	5,152,882
Tenaris SA	269,603	3,820,055

		18,919,921

Macau — 0.1%
Sands China Ltd.(a)	1,386,060	4,815,156

Netherlands — 4.9%
ABN AMRO Bank NV(c)	230,591	3,656,585
Adyen NV(a)(c)	12,382	19,729,823
Aegon NV	1,023,692	4,394,872
Akzo Nobel NV	103,687	8,109,837
Argenx SE(a)	31,586	11,729,632
ASM International NV	26,766	10,864,339
ASML Holding NV	230,164	156,844,788
Euronext NV(c)	48,920	3,746,042
EXOR NV(a)	61,918	5,105,729
Heineken Holding NV	65,778	6,035,007
Heineken NV	147,987	15,901,315
IMCD NV	32,536	5,320,148
ING Groep NV, Series N(a)	2,127,603	25,265,997
JDE Peet’s NV	57,648	1,676,766
Just Eat Takeaway.com NV(a)(c)	107,288	2,047,376
Koninklijke Ahold Delhaize NV	597,039	20,397,902
Koninklijke DSM NV	99,791	11,809,696
Koninklijke KPN NV	1,885,980	6,664,238
Koninklijke Philips NV	507,740	9,325,598
NN Group NV	159,290	5,783,804
OCI NV	60,672	2,056,771
Prosus NV	457,618	35,833,321
QIAGEN NV(a)	130,001	5,921,087
Randstad NV	68,269	4,052,768
Stellantis NV	1,284,235	23,355,448
Universal Music Group NV	414,158	10,488,445
Wolters Kluwer NV	147,025	18,559,914

		434,677,248

New Zealand — 0.2%
Auckland International Airport Ltd.(a)	714,750	3,889,657
Fisher & Paykel Healthcare Corp. Ltd.	329,744	5,512,294
Mercury NZ Ltd.	416,349	1,646,824
Meridian Energy Ltd.	736,837	2,424,067
Spark New Zealand Ltd.	1,069,452	3,388,236
Xero Ltd.(a)	77,157	4,679,681

		21,540,759

Norway — 0.7%
Adevinta ASA(a)	164,486	1,167,694
Aker BP ASA	180,421	4,424,829

5

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
DNB Bank ASA	531,093	$9,504,301
Equinor ASA	543,894	15,462,034
Gjensidige Forsikring ASA	115,606	1,890,420
Kongsberg Gruppen ASA	50,951	2,059,578
Mowi ASA	236,189	4,368,549
Norsk Hydro ASA	767,819	5,730,557
Orkla ASA	428,813	3,041,361
Salmar ASA	37,451	1,631,357
Telenor ASA	399,499	4,684,191
Yara International ASA	94,530	4,108,327

		58,073,198

Portugal — 0.2%
Banco Espirito Santo SA, Registered Shares(d)	47,542	1
EDP - Energias de Portugal SA	1,672,158	9,111,445
Galp Energia SGPS SA	362,794	4,105,112
Jeronimo Martins SGPS SA	161,678	3,795,042

		17,011,600

Singapore — 1.4%
CapitaLand Ascendas REIT	1,918,775	4,137,284
CapitaLand Integrated Commercial Trust	3,030,601	4,519,929
Capitaland Investment Ltd.	1,485,330	4,121,074
City Developments Ltd.	234,678	1,302,218
DBS Group Holdings Ltd.	1,027,209	25,538,199
Genting Singapore Ltd.	3,452,425	2,913,867
Grab Holdings Ltd., Class A(a)(b)	748,105	2,251,796
Jardine Cycle & Carriage Ltd.(b)	57,900	1,363,488
Keppel Corp. Ltd.	831,542	3,528,001
Mapletree Logistics Trust	1,841,641	2,375,651
Mapletree Pan Asia Commercial Trust	1,373,200	1,861,805
Oversea-Chinese Banking Corp. Ltd.	1,931,487	18,004,900
Sea Ltd., ADR(a)	206,305	17,855,698
Sembcorp Marine Ltd.(a)	26,490,121	2,377,482
Singapore Airlines Ltd.	764,999	3,299,800
Singapore Exchange Ltd.	419,326	2,969,458
Singapore Technologies Engineering Ltd.(b)	894,479	2,462,373
Singapore Telecommunications Ltd.	4,714,346	8,735,072
United Overseas Bank Ltd.	673,005	15,094,855
UOL Group Ltd.	271,899	1,419,664
Venture Corp. Ltd.	164,327	2,187,099

		128,319,713

South Africa — 0.3%
Anglo American PLC	725,484	24,130,678

Spain — 2.6%
Acciona SA	14,292	2,867,539
ACS Actividades de Construccion y Servicios SA	123,777	3,942,262
Aena SME SA(a)(c)	42,820	6,924,348
Amadeus IT Group SA(a)	257,205	17,254,215
Banco Bilbao Vizcaya Argentaria SA	3,442,794	24,613,768
Banco Santander SA	9,588,482	35,731,280
CaixaBank SA	2,531,150	9,876,424
Cellnex Telecom SA(c)	322,680	12,548,260
Corp. ACCIONA Energias Renovables SA	38,166	1,480,141
EDP Renovaveis SA	144,379	3,307,135
Enagas SA	102,462	1,968,878
Endesa SA	181,343	3,938,734
Ferrovial SA	278,214	8,192,673
Grifols SA (a)	172,240	1,704,874
Iberdrola SA	3,508,226	43,704,770
Industria de Diseno Textil SA	622,790	20,922,750
Naturgy Energy Group SA	83,038	2,499,735

Security	Shares	Value

Spain (continued)
Red Electrica Corp. SA	180,542	$3,176,872
Repsol SA	786,401	12,093,166
Telefonica SA	2,967,547	12,780,669

		229,528,493

Sweden — 3.1%
Alfa Laval AB	165,407	5,906,203
Assa Abloy AB, Class B	572,245	13,706,681
Atlas Copco AB, A Shares	1,533,561	19,427,680
Atlas Copco AB, B Shares	891,156	10,250,732
Boliden AB	156,157	6,134,502
Electrolux AB, Class B	129,049	1,568,514
Embracer Group AB(a)(b)	375,643	1,760,769
Epiroc AB, Class A	376,252	7,468,607
Epiroc AB, Class B	222,648	3,796,249
EQT AB	202,972	4,146,188
Essity AB, Class B	347,699	9,931,636
Evolution AB(c)	104,392	13,986,268
Fastighets AB Balder, B Shares(a)	352,187	1,446,989
Getinge AB, B Shares	130,593	3,184,940
H & M Hennes & Mauritz AB, B Shares	416,973	5,961,687
Hexagon AB, B Shares	1,111,276	12,790,128
Holmen AB, B Shares	53,974	2,080,819
Husqvarna AB, B Shares	241,788	2,098,670
Industrivarden AB, A Shares	72,083	1,948,225
Industrivarden AB, C Shares	88,916	2,397,561
Indutrade AB	156,003	3,319,898
Investment AB Latour, B Shares	87,149	1,774,191
Investor AB, A Shares	284,728	5,809,865
Investor AB, B Shares	1,040,204	20,721,469
Kinnevik AB, Class B(a)	141,749	2,119,557
L E Lundbergforetagen AB, B Shares	43,873	1,986,895
Lifco AB, B Shares	133,090	2,869,768
Nibe Industrier AB, B Shares	865,247	9,863,056
Sagax AB, Class B	108,904	2,510,276
Sandvik AB	608,745	12,921,093
Securitas AB, B Shares	286,438	2,548,048
Skandinaviska Enskilda Banken AB, Class A	922,586	10,183,746
Skanska AB, B Shares	194,238	2,975,080
SKF AB, B Shares	218,869	4,311,040
Svenska Cellulosa AB SCA, Class B	345,913	4,555,859
Svenska Handelsbanken AB, A Shares	832,753	7,212,354
Swedbank AB, A Shares	517,040	8,502,524
Swedish Orphan Biovitrum AB(a)	97,438	2,270,361
Tele2 AB, B Shares	324,074	3,225,530
Telefonaktiebolaget LM Ericsson, B Shares	1,666,426	9,768,293
Telia Co. AB	1,517,689	3,853,809
Volvo AB, A Shares	114,400	2,460,733
Volvo AB, B Shares	861,562	17,753,897
Volvo Car AB, Class B(a)(b)	345,226	1,510,253

		275,020,643

Switzerland — 10.1%
ABB Ltd., Registered Shares	897,391	30,871,598
Adecco Group AG, Registered Shares	91,352	3,327,500
Alcon, Inc.	285,295	20,252,375
Bachem Holding AG	19,429	1,953,821
Baloise Holding AG, Registered Shares	26,149	4,071,825
Banque Cantonale Vaudoise, Registered Shares	17,291	1,631,683
Barry Callebaut AG, Registered Shares	2,037	4,315,932
BKW AG	12,687	1,994,756
Chocoladefabriken Lindt & Spruengli AG	594	7,015,520

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	62	$7,343,037
Cie Financiere Richemont SA, Class A, Registered Shares	298,027	47,790,433
Clariant AG, Registered Shares	125,777	2,086,558
Coca-Cola HBC AG, Class DI	115,108	3,151,101
Credit Suisse Group AG, Registered Shares(b)	2,056,468	1,846,757
EMS-Chemie Holding AG, Registered Shares	4,006	3,311,477
Geberit AG, Registered Shares	20,482	11,438,113
Givaudan SA, Registered Shares	5,272	17,159,240
Holcim AG, Registered Shares	316,489	20,410,787
Julius Baer Group Ltd.	122,066	8,338,137
Kuehne & Nagel International AG, Registered Shares	31,024	9,240,034
Logitech International SA, Registered Shares	98,832	5,768,481
Lonza Group AG, Registered Shares	42,517	25,595,209
Nestle SA, Registered Shares	1,570,066	191,438,938
Novartis AG, Registered Shares	1,235,128	113,407,622
Partners Group Holding AG	12,957	12,201,897
Roche Holding AG	416,344	119,191,746
Schindler Holding AG	23,247	5,151,018
Schindler Holding AG, Registered Shares	13,404	2,836,534
SGS SA, Registered Shares	3,637	8,022,305
SIG Group AG	174,601	4,498,278
Sika AG, Registered Shares	83,384	23,388,829
Sonova Holding AG, Registered Shares	29,680	8,755,260
STMicroelectronics NV	390,211	20,791,875
Straumann Holding AG, Registered Shares	63,727	9,558,066
Swatch Group AG	16,521	5,689,677
Swatch Group AG, Registered Shares	29,303	1,858,001
Swiss Life Holding AG, Registered Shares	17,600	10,861,073
Swiss Prime Site AG, Registered Shares	43,801	3,642,387
Swiss Re AG	172,206	17,691,315
Swisscom AG, Registered Shares	14,788	9,437,283
Temenos AG, Registered Shares	36,361	2,530,219
UBS Group AG, Registered Shares	1,911,715	40,453,398
VAT Group AG(c)	15,415	5,569,187
Zurich Insurance Group AG	85,903	41,164,599

		897,053,881

United Arab Emirates — 0.0%
NMC Health PLC(a)(d)	45,379	1

United Kingdom — 13.2%
3i Group PLC	555,682	11,582,344
Abrdn PLC	1,157,976	2,914,473
Admiral Group PLC	103,740	2,605,006
Ashtead Group PLC	250,704	15,394,441
Associated British Foods PLC	203,136	4,874,833
AstraZeneca PLC	884,671	122,574,944
Auto Trader Group PLC(c)	532,122	4,058,860
Aviva PLC	1,600,376	7,994,092
BAE Systems PLC	1,763,627	21,333,047
Barclays PLC	9,036,823	16,265,414
Barratt Developments PLC	571,930	3,291,331
Berkeley Group Holdings PLC	62,056	3,214,992
BP PLC	10,355,311	65,450,937
British American Tobacco PLC	1,214,163	42,561,717
British Land Co. PLC	505,584	2,425,118
BT Group PLC	3,968,688	7,148,902
Bunzl PLC	192,756	7,280,888

Security	Shares	Value

United Kingdom (continued)
Burberry Group PLC	219,712	$7,035,135
CNH Industrial NV	584,236	8,939,493
Coca-Cola Europacific Partners PLC	117,384	6,947,959
Compass Group PLC	1,002,989	25,206,657
Croda International PLC	79,723	6,407,614
DCC PLC	56,360	3,285,295
Diageo PLC	1,297,970	57,927,913
GSK PLC	2,322,207	41,031,802
Haleon PLC	2,899,779	11,519,174
Halma PLC	216,752	5,983,759
Hargreaves Lansdown PLC	201,470	1,995,856
HSBC Holdings PLC	11,274,042	76,623,963
Imperial Brands PLC	511,178	11,754,869
Informa PLC	813,658	6,974,232
InterContinental Hotels Group PLC	100,101	6,553,174
Intertek Group PLC	92,145	4,615,052
J Sainsbury PLC	1,004,096	3,455,278
JD Sports Fashion PLC	1,472,476	3,242,718
Johnson Matthey PLC	105,328	2,582,256
Kingfisher PLC(b)	1,115,101	3,604,568
Land Securities Group PLC	402,198	3,087,491
Legal & General Group PLC	3,410,133	10,085,822
Lloyds Banking Group PLC	38,411,483	22,583,916
London Stock Exchange Group PLC	215,801	20,960,680
M&G PLC	1,273,439	3,121,239
Melrose Industries PLC	2,314,806	4,767,463
Mondi PLC	277,219	4,401,408
National Grid PLC	2,089,760	28,268,178
NatWest Group PLC	3,034,330	9,901,093
Next PLC	73,801	5,998,528
Ocado Group PLC(a)	333,088	2,205,508
Pearson PLC	368,999	3,861,544
Persimmon PLC	182,312	2,830,887
Phoenix Group Holdings PLC	428,299	2,893,768
Prudential PLC	1,568,037	21,468,976
Reckitt Benckiser Group PLC	408,601	31,085,331
RELX PLC	1,093,522	35,415,784
Rentokil Initial PLC	1,438,774	10,515,338
Rolls-Royce Holdings PLC(a)	4,777,339	8,799,195
Sage Group PLC	582,150	5,586,560
Schroders PLC	506,212	2,886,650
Segro PLC	690,464	6,577,215
Severn Trent PLC	143,613	5,101,554
Shell PLC	4,029,522	114,835,616
Smith & Nephew PLC	497,109	6,910,077
Smiths Group PLC	202,392	4,292,483
Spirax-Sarco Engineering PLC	42,028	6,170,667
SSE PLC	617,114	13,770,181
St. James’s Place PLC	310,710	4,662,345
Standard Chartered PLC	1,404,803	10,647,090
Taylor Wimpey PLC	2,016,528	2,966,657
Tesco PLC	4,225,997	13,854,633
Unilever PLC	1,447,294	74,997,319
United Utilities Group PLC	389,313	5,095,114
Vodafone Group PLC	14,879,750	16,413,805

7

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC	115,344	$4,260,955
WPP PLC	611,433	7,264,379

		1,175,203,555

Total Common Stocks — 98.2% (Cost: $6,991,162,364)		8,715,932,755

Preferred Securities

Preferred Stocks — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares	33,916	3,466,837
Dr Ing hc F Porsche AG(a)(b)	65,015	8,344,619
Henkel AG & Co. KGaA, Preference Shares	101,719	7,957,877
Porsche Automobil Holding SE, Preference Shares	87,424	5,018,750
Sartorius AG, Preference Shares	13,894	5,855,713
Volkswagen AG, Preference Shares	105,957	14,460,191

		45,103,987

Total Preferred Securities — 0.5% (Cost: $41,158,060)		45,103,987

Total Long-Term Investments — 98.7% (Cost: $7,032,320,424)		8,761,036,742

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)	17,676,769	$17,682,072
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(e)(f)	360,530,956	360,530,956

Total Short-Term Securities — 4.2% (Cost: $378,213,392)		378,213,028

Total Investments — 102.9% (Cost: $7,410,533,816)		9,139,249,770
Liabilities in Excess of Other Assets — (2.9)%		(260,394,402)

Net Assets — 100.0%		$8,878,855,368

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$66,124,984	$—		$(48,457,004	)(a)	$24,517	$(10,425)	$17,682,072	17,676,769	$94,657	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,740,802	343,790,154(a	)	—		—	—	360,530,956	360,530,956	240,083		—
iShares MSCI EAFE ETF(c)	—	650,264,017		(657,835,539)		7,571,522	—	—	—	—		—

						$7,596,039	$(10,425)	$378,213,028		$334,740		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	256	06/08/23	$27,171	$895,187
SPI 200 Index	119	06/15/23	14,363	417,619
Euro Stoxx 50 Index	911	06/16/23	42,167	1,213,944
FTSE 100 Index	289	06/16/23	27,287	512,121

				$3,038,871

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$724,289,694	$—	$724,289,694
Austria	—	16,007,170	—	16,007,170
Belgium	—	77,078,281	—	77,078,281
Chile	—	4,409,979	—	4,409,979
China	1,800,077	13,042,869	—	14,842,946
Denmark	—	268,149,752	—	268,149,752
Finland	—	106,228,919	—	106,228,919
France	—	1,056,863,515	—	1,056,863,515
Germany	—	705,458,021	—	705,458,021
Hong Kong	—	220,867,437	—	220,867,437
Ireland	5,328,017	90,590,010	—	95,918,027
Isle of Man	—	5,221,128	—	5,221,128
Israel	19,760,555	37,732,356	—	57,492,911
Italy	—	180,688,689	—	180,688,689
Japan	2,090,927	1,894,055,386	—	1,896,146,313
Jordan	—	1,975,127	—	1,975,127
Luxembourg	—	18,919,921	—	18,919,921
Macau	—	4,815,156	—	4,815,156
Netherlands	1,676,766	433,000,482	—	434,677,248
New Zealand	—	21,540,759	—	21,540,759
Norway	—	58,073,198	—	58,073,198
Portugal	—	17,011,599	1	17,011,600
Singapore	20,107,494	108,212,219	—	128,319,713
South Africa	—	24,130,678	—	24,130,678
Spain	—	229,528,493	—	229,528,493
Sweden	—	275,020,643	—	275,020,643
Switzerland	—	897,053,881	—	897,053,881
United Arab Emirates	—	—	1	1
United Kingdom	6,947,959	1,168,255,596	—	1,175,203,555
Preferred Securities
Preferred Stocks	—	45,103,987	—	45,103,987
Short-Term Securities
Money Market Funds	378,213,028	—	—	378,213,028

	$435,924,823	$8,703,324,945	$2	$9,139,249,770

9

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,038,871	$—	$3,038,871

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

CVA	Certificaten Van Aandelen (Dutch Certificate)

FTSE	Financial Times Stock Exchange

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

S C H E D U L E O F I N V E S T M E N T S	10